                                   UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004

Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one.):      [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Genesis Asset Managers, LLP
Address:    PO Box 475, Barclays Court
            Les Echelons, St Peter Port
            Guernsey GY1 6BA, Channel Islands

Form 13F File Number: 10956

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Jeremy D. Paulson-Ellis
Title:      Chairman
Phone:      +44 (0)20 7201 7200

Signature, Place, and Date of Signing:

/s/ Jeremy D. Paulson-Ellis         London, UK              14/2/05
------------------------------      ------------------      -------
         [Signature]                [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number    Name

28-
   ------------------   -------------------------------------
[Repeat as necessary.]
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1
                                    ------------

Form 13F Information Table Entry Total:   22
                                       ---------

Form 13F Information Table Value Total: 1,148,766,930.68
                                        ----------------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.     Form 13F File Number    Name
        28- 10955               Genesis Investment Management, LLP
----        ----------------    --------------------------------
[Repeat as necessary.]

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
                                   ITEM 2 -                                                ITEM 6 -             ITEM 8 -
                                   TITLE        ITEM 3 -                      ITEM 5 -      INV       ITEM 7 -    VOT
ITEM 1 - NAME OF ISSUER            OR CLASS      CUSIP        ITEM 4 - FMV     SHARES    DISCRETION   MANAGER  AUTHORITY
------------------------           --------      -----        ------------     ------    ----------  --------  ---------
AFP Provida Spons                  ADR        US00709P1084     9,718,500.00   341,000.00       Sole     1        Sole     178,600.00
                                                                                                                 None     162,400.00

America Movil                      Ord        US02364W1053   186,904,733.85 3,570,291.00       Sole     1        Sole   2,380,041.00
                                                                                                                 None   1,190,250.00

Anglogold Ashanti Ltd Spon         ADR        US0351282068    79,718,894.20 2,193,092.00       Sole     1        Sole   1,794,373.00
                                                                                                                 None     398,719.00

Bancolombia                        ADR        US05968L1026    17,116,264.00 1,212,200.00       Sole     1        Sole     966,600.00
                                                                                                                 None     245,600.00

Brasil Telecom Participacoes       ADR        US1055301097    52,597,290.55 1,378,697.00       Sole     1        Sole     821,597.00
                                                                                                                 None     557,100.00

Check Point Software Tech Ltd      Ord        IL0010824113    98,046,094.17 3,980,759.00       Sole     1        Sole   2,664,759.00
                                                                                                                 None   1,316,000.00

Embotelladora Andina               ADR Rep A  US29081P2048    11,892,900.50   907,855.00       Sole     1        Sole     591,905.00
                                                                                                                 None     315,950.00

Embotelladora Andina               ADS Rep B  US29081P3038    38,070,740.00 2,841,100.00       Sole     1        Sole   1,715,500.00
                                                                                                                 None   1,125,600.00

Femsa                              ADS        US3444191064   168,762,042.34 3,207,794.00       Sole     1        Sole   2,103,354.00
                                                                                                                 None   1,104,440.00

Grupo Aeroportuario Sureste        ADR        US40051E2028     7,626,656.90   278,854.00       Sole     1        Sole     278,854.00
                                                                                                                 None           0.00

JSC Norilsk Nickel                 ADR        US46626D1081     6,489,559.50   116,929.00       Sole     1        Sole      92,329.00
                                                                                                                 None      24,600.00

Kookmin Bank Spons                 ADR        US50049M1099     2,254,916.00    57,700.00       Sole     1        Sole           0.00
                                                                                                                 None      57,700.00

KT Corporation                     ADR        US48268K1016    25,379,206.50 1,163,650.00       Sole     1        Sole     861,050.00
                                                                                                                 None     302,600.00

Matav                              ADS        US5597761098    16,708,986.74   684,514.00       Sole     1        Sole     534,014.00
                                                                                                                 None     150,500.00

Mobile Telesystems                 ADR        US6074091090    74,007,970.65   534,315.00       Sole     1        Sole     429,315.00
                                                                                                                 None     105,000.00

POSCO                              ADR        US6934831099    29,510,031.00   662,700.00       Sole     1        Sole     479,800.00
                                                                                                                 None     182,900.00

Quilmes Industrial (New Preferred) ADR        US74838Y2072     9,981,018.85   585,397.00       Sole     1        Sole     347,495.00
                                                                                                                 None     237,902.00

SK Telecom Co Ltd                  ADR        US78440P1084    15,443,725.00   694,100.00       Sole     1        Sole     485,100.00
                                                                                                                 None     179,600.00

Taiwan Semiconductor Co Ltd        ADR        US8740391003    14,754,185.19 1,737,831.00       Sole     1        Sole   1,737,831.00
                                                                                                                 None           0.00

Telefonos de Mexico   (L)          ADS        US8794037809    97,668,520.74 2,548,761.00       Sole     1        Sole   1,689,061.00
                                                                                                                 None     859,700.00

Vale Rio Doce Spons                ADR        US2044121000   169,887,154.00 6,968,300.00       Sole     1        Sole   4,788,342.00
                                                                                                                 None   2,179,958.00

Wimm-Bill-Dann Foods               ADR        US97263M1099    16,227,540.00 1,134,000.00       Sole     1        Sole  16,227,540.00
                                                                                                                 None

                                                     TOTAL 1,148,766,930.68